Supplementary information on Oil and Gas Exploration and Production (unaudited) (Details 2) - Oil And Gas Producing Activities [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Entitiees [Member]
IfrsStatementLineItems [Line Items]
Sales to third parties	$ 308	$ 767	$ 1,311
Intersegment	60,208	66,113	76,579
Net operation revenues	60,516	66,880	77,890
Production costs	(15,531)	(17,009)	(20,050)
Exploration expenses	(913)	(982)	(887)
Depreciation, depletion and amortization	(9,292)	(10,230)	(10,415)
Impairment of oil and gas properties	(1,244)	(2,105)	(1,218)
Other operating expenses	(5,482)	(2,528)	3,012
Results before income tax expenses	28,054	34,026	48,332
Income tax expenses	(9,538)	(11,569)	(16,433)
Results of operations (excluding corporate overhead and interest costs)	18,516	22,457	31,899
Consolidated Entitiees [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Sales to third parties	175	631	1,153
Intersegment	60,208	66,113	76,579
Net operation revenues	60,383	66,744	77,732
Production costs	(15,472)	(16,946)	(19,975)
Exploration expenses	(901)	(981)	(719)
Depreciation, depletion and amortization	(9,248)	(10,186)	(10,373)
Impairment of oil and gas properties	(1,239)	(2,105)	(1,216)
Other operating expenses	(5,547)	(2,504)	3,000
Results before income tax expenses	27,977	34,023	48,449
Income tax expenses	(9,538)	(11,568)	(16,474)
Results of operations (excluding corporate overhead and interest costs)	18,439	22,455	31,975
Consolidated Entitiees [Member] | Country South America [Member]
IfrsStatementLineItems [Line Items]
Sales to third parties	133	136	158
Net operation revenues	133	136	158
Production costs	(59)	(63)	(75)
Exploration expenses	(12)	(1)	(168)
Depreciation, depletion and amortization	(44)	(44)	(42)
Impairment of oil and gas properties	(5)		(2)
Other operating expenses	(5)	(15)	(1)
Results before income tax expenses	8	12	(130)
Income tax expenses	(3)	(4)	44
Results of operations (excluding corporate overhead and interest costs)	5	8	(86)
Consolidated Entitiees [Member] | Foreign Countries [Member]
IfrsStatementLineItems [Line Items]
Sales to third parties	133	136	158
Net operation revenues	133	136	158
Production costs	(59)	(63)	(75)
Exploration expenses	(12)	(1)	(168)
Depreciation, depletion and amortization	(44)	(44)	(42)
Impairment of oil and gas properties	(5)		(2)
Other operating expenses	65	(24)	12
Results before income tax expenses	77	3	(117)
Income tax expenses		(1)	41
Results of operations (excluding corporate overhead and interest costs)	77	2	(76)
Consolidated Entitiees [Member] | Country North America [Member]
IfrsStatementLineItems [Line Items]
Other operating expenses	71	(8)	(8)
Results before income tax expenses	71	(8)	(8)
Income tax expenses	2	3
Results of operations (excluding corporate overhead and interest costs)	73	(5)	(8)
Consolidated Entitiees [Member] | Other Countries [Member]
IfrsStatementLineItems [Line Items]
Other operating expenses	(1)	(1)	21
Results before income tax expenses	(1)	(1)	21
Income tax expenses	1	1	(3)
Results of operations (excluding corporate overhead and interest costs)		(1)	19
Equity Method Investeee [Member]
IfrsStatementLineItems [Line Items]
Sales to third parties	170	159	275
Net operation revenues	170	159	275
Production costs	(50)	(36)	(41)
Depreciation, depletion and amortization	(36)	(26)	(42)
Impairment of oil and gas properties		(75)
Other operating expenses	(10)	(25)	(22)
Results before income tax expenses	74	(3)	170
Results of operations (excluding corporate overhead and interest costs)	$ 74	$ (3)	$ 170